INTEREST AND OTHER FINANCING EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowing costs [abstract]
Long-term debt	$ 810	$ 664	$ 618
Other	0	0	1
Interest and other financing expense	810	664	619
Less: amounts capitalized on qualifying assets	82	233	244
Total interest and other financing expense	728	431	375
Total interest income	(97)	(48)	(53)
Net interest and other financing expense	$ 631	$ 383	$ 322